SHARE CAPITAL - Narrative (Details)			1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 10, 2022 shares	May 28, 2022 shares	Jul. 31, 2021 shares	Nov. 30, 2018 $ / shares	Jul. 31, 2016 $ / shares	Aug. 31, 2022 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares $ / shares	Jun. 08, 2022 $ / shares	Dec. 31, 2020 shares	Jun. 30, 2020 USD ($)
Disclosure of classes of share capital [line items]
Value of share capital authorized | $							$ 600,000,000	$ 500,000,000
Share capital authorized (in shares)							600,000,000	500,000,000
Share capital, par value (in dollars per share) | $ / shares							$ 1.00	$ 1.00
Number of shares issued and fully paid							222,622,889	203,530,979		197,692,321
Equity distribution agreement maximum value of shares authorized | $											$ 100,000,000
Number of shares issued during period (in shares)								5,499,658
Gross proceeds from issuing shares | $								$ 51,200,000
Share options exercised in share-based payment arrangement (in shares)								339,000
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share) | $ / shares				$ 7.40	$ 8.00			$ 5.70
Own-share lending arrangement, shares issued (in shares)							19,091,910
John Fredriksen
Disclosure of classes of share capital [line items]
Share options exercised in share-based payment arrangement (in shares)			198,000					198,000
Inger M. Klemp
Disclosure of classes of share capital [line items]
Share options exercised in share-based payment arrangement (in shares)			120,000					120,000
Ola Lorentzon
Disclosure of classes of share capital [line items]
Share options exercised in share-based payment arrangement (in shares)			21,000					21,000
Euronav share acquisition
Disclosure of classes of share capital [line items]
Number of shares acquired (in shares)	7,708,908	5,955,705					13,664,613
Percentage of voting equity interests acquired	3.82%	2.95%
Number of instruments or interests issued or issuable (in shares)	10,753,924	8,337,986
Dividends received, per share (in dollars per share) | $ / shares									$ 0.06
Equity interests of acquirer | $							$ 175,500,000
Own-share lending arrangement, shares issued (in shares)						19,091,910